Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
At September 30, 2013 and December 31, 2012, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

	September 30, 2013	December 31, 2012
Kingsway America, Inc.	$(7,819)	$43
Kingsway Amigo Insurance Company	4	1
Total	$(7,815)	$44

As at December 31, 2012 and December 31, 2011, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

As of December 31,	2012	2011
Kingsway America Inc.	$43	$291
Universal Casualty Company	—	(500)
Kingsway Amigo Insurance Company	1	(1)
Total	$44	$(210)